DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		7 Months Ended	12 Months Ended
	Sep. 17, 2019	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2021
Purchase price			$ 1.50
Proceeds from sale of Units, net of underwriting discounts paid		$ 269,500,000
Proceeds from sale of Private Placement Warrants		7,500,000
Deferred underwriting fee payable		9,625,000
Investment of cash in Trust Account		275,000,000
Threshold net tangible assets for entity to proceed with Business Combination			$ 5,000,001
Threshold period for redemption of the Public Shares			10 days
Maximum interest to pay dissolution expenses			$ 100,000
Redemption rights or liquidating distributions			0
Operating bank accounts		1,305,608	846,068	$ 485,220
Marketable securities held in Trust Account		$ 276,261,596	276,943,339	$ 276,947,475
Working capital			915,185
Amount on deposit in the trust account			$ 409,908
Initial Public Offering
Number of units issued	27,500,000	27,500,000
Purchase price	$ 10.00
Proceeds from sale of Units, net of underwriting discounts paid	$ 275,000,000
Transaction costs	15,613,880
Underwriting fees	5,500,000
Deferred underwriting fee payable	9,625,000
Other offering costs	488,880
Investment of cash in Trust Account	$ 275,000,000
Over-allotment option
Number of units issued	2,500,000
Purchase price	$ 10.00
Underwriting fees	$ 5,500,000
Deferred underwriting fee payable	$ 9,625,000
New Blade Warrants | Private Placement
Purchase price	$ 1.50
Warrants to purchase shares of common stock	5,000,000
Proceeds from sale of Private Placement Warrants	$ 7,500,000
Redemption rights or liquidating distributions	$ 0